Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000824036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

RUSSELL INVESTMENT FUNDS

Supplement dated November 1, 2011 to

PROSPECTUS DATED MAY 1, 2011

As supplemented August 1, 2011

AGGRESSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)   PRINCIPAL INVESTMENT STRATEGIES: The following information is added to the end of the discussion under the subheading "Principal Investment Strategies of the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

Effective May 1, 2012, the following replaces the previous paragraph:

The Fund invests primarily in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii)  PRINCIPAL RISKS: The following information is added to the end of the discussion under the sub-heading "Principal Risks of Investing in the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

Effective May 1, 2012, the following risk factor replaces the "Equity Securities" risk factor:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000824036_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated November 1, 2011 to

PROSPECTUS DATED MAY 1, 2011

As supplemented August 1, 2011

AGGRESSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)   PRINCIPAL INVESTMENT STRATEGIES: The following information is added to the end of the discussion under the subheading "Principal Investment Strategies of the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

Effective May 1, 2012, the following replaces the previous paragraph:

The Fund invests primarily in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii)  PRINCIPAL RISKS: The following information is added to the end of the discussion under the sub-heading "Principal Risks of Investing in the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

Effective May 1, 2012, the following risk factor replaces the "Equity Securities" risk factor:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.

Aggressive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000824036_SupplementTextBlock

RUSSELL INVESTMENT FUNDS

Supplement dated November 1, 2011 to

PROSPECTUS DATED MAY 1, 2011

As supplemented August 1, 2011

AGGRESSIVE EQUITY FUND RISK/RETURN SUMMARY:

(i)   PRINCIPAL INVESTMENT STRATEGIES: The following information is added to the end of the discussion under the subheading "Principal Investment Strategies of the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

Effective May 1, 2012, the following replaces the previous paragraph:

The Fund invests primarily in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund may also invest in securities of non-U.S. issuers, and typically does so by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). The Fund intends to be fully invested at all times by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.

(ii)  PRINCIPAL RISKS: The following information is added to the end of the discussion under the sub-heading "Principal Risks of Investing in the Fund" within "Investments, Risks and Performance" in the Risk/Return Summary section for the Aggressive Equity Fund in the Prospectus listed above:

Effective May 1, 2012, the following risk factor replaces the "Equity Securities" risk factor:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011